BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
Schedule of bank borrowings

	At December 31,
	2019	2020
Short-term	$7,173,571	$31,980,868
Long-term, current portion	28,583,380	—
Subtotal	35,756,951	31,980,868
Bond payable	2,503,621	9,034,691
Long-term	3,367,061	—
Total borrowings from bank and other third parties	$41,627,633	$41,015,559

Schedule of net values of leased assets

	As of December 31,
	2019	2020

Modules, inverters, and other	$30,984,311	$33,050,116

Schedule of future minimum payments required under the finance lease

USD
Years ended December 31,
2021	$4,162,109
2022	9,586,294
2023	6,176,618
2024	2,050,922
2025	1,114,699
2026 and later	404,071
Total minimum lease payments	23,494,713
Less: Amount representing interest	(3,642,619)
Present value of net minimum lease payments	19,852,094
Current portion	3,661,015
Non-current portion	$16,191,079

Schedule of components of failed sale-lease back and finance lease liabilities

	At December 31,
	2019	2020
Current portion of finance lease	$4,066,696	$3,661,015
Current portion of failed sale and lease back	5,512,507	4,436,040
Total current portion of failed sale-lease back and finance lease	9,579,203	8,097,055

Non-current portion for finance lease	16,699,816	16,191,079
Non-current portion for failed sale and lease back	30,036,724	27,771,450
Total non-current portion of failed sale-lease back and finance lease	$46,736,540	$43,962,529